UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3964
Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--75.6%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
4/11/08	4.74	350,000,000 a	349,954,826
5/13/08	4.73	125,000,000 a	124,987,095
11/17/08	4.70	75,000,000 a	75,000,000
9/15/09	4.80	320,000,000 a	319,971,177
Federal Home Loan Bank System:
11/1/07	4.40	2,700,000,000	2,700,000,000
11/7/07	5.19	987,536,000	986,693,303
11/14/07	5.23	41,000,000	40,923,529
11/20/07	4.81	235,041,000	234,451,765
11/27/07	4.81	250,000,000	249,142,361
11/30/07	5.17	150,000,000	149,384,958
1/11/08	4.50	132,000,000	130,840,215
1/16/08	4.50	120,750,000	119,615,621
1/16/08	4.51	84,520,000	83,724,197
1/25/08	4.50	130,000,000	128,634,097
2/6/08	4.51	62,500,000	61,750,608
2/15/08	4.50	59,000,000	58,229,542
2/15/08	4.51	59,000,000	58,227,805
2/22/08	4.50	54,775,000	54,013,338
2/22/08	4.50	204,200,000	201,357,337
3/19/08	4.53	133,239,000	130,959,984
3/24/08	4.53	99,741,000	97,973,590
3/25/08	4.52	47,020,000	46,182,913
3/26/08	4.51	220,000,000	216,065,300
4/7/08	4.60	100,000,000	98,025,000
8/13/08	4.59	186,000,000	186,354,640
8/22/08	4.62	28,925,000	28,729,421
Federal Home Loan Mortgage Corp.:
12/10/07	5.17	100,000,000	99,449,667
2/21/08	4.55	22,310,000	22,304,794
8/4/08	4.30	37,061,000	37,044,791
8/15/08	4.60	48,855,000	48,809,774
Federal National Mortgage Association:
11/7/07	5.20	327,252,000	326,972,139
11/21/07	5.20	29,282,000	29,198,709
11/28/07	5.20	59,033,000	58,806,313
12/5/07	5.18	123,412,000	122,817,566
1/11/08	4.53	12,120,000	12,123,704
1/11/08	4.53	152,760,000	152,806,679
2/28/08	4.50	20,000,000	19,707,128
Total U.S. Government Agencies
(cost $7,861,233,886)			7,861,233,886

U.S. Treasury Bills--.5%

11/23/07
(cost $49,913,222)	2.86	50,000,000	49,913,222

Repurchase Agreements--24.2%

Banc of America Securities LLC
dated 10/31/07, due 11/1/07 in the amount of
$209,028,563 (fully collateralized by $229,209,970
Federal Home Loan Mortgage Corp., 0%-9.30%, due
7/15/21-8/15/37, value $59,477,867, $666,801,882
Federal National Mortgage Association, 0%-13.409%,
due 1/25/13-10/25/37, value $101,475,195 and
$146,905,772 Government National Mortgage Association,
0%-14.43%, due 5/15/22-2/16/47, value $52,226,939)	4.92	209,000,000	209,000,000
Bear Stearns Cos. Inc.
dated 10/31/07, due 11/1/07 in the amount of
$180,024,700 (fully collateralized by $2,522,774,193
Federal Home Loan Mortgage Corp., .05%-11%, due
4/15/11-5/25/43, value $86,403,650, $1,845,141,087
Federal National Mortgage Association, 0%-21.958%, due
7/25/17-4/25/43, value $72,070,446 and $955,426,425,
Government National Mortgage Association, 0%-5.29%,
due 3/16/23-10/20/37, value $25,125,924)	4.94	180,000,000	180,000,000
Credit Suisse (USA) Inc.
dated 10/31/07, due 11/1/07 in the amount of
$400,055,111 (fully collateralized by $410,750,000
Federal Home Loan Mortgage Corp., 5.50%, due 10/1/37,
value $408,003,370)	4.96	400,000,000	400,000,000
Deutsche Bank Securities
dated 10/31/07, due 11/1/07 in the amount of
$400,055,000 (fully collateralized by $314,176,843
Federal Home Loan Mortgage Corp., 4.757%-6.50%, due
4/1/35-10/1/37, value $288,348,130, $94,016,863
Federal National Mortgage Association, 4.557%-6.119%,
due 3/1/12-6/1/47, value $66,997,635 and $204,824,652
Government National Mortgage Association, 5.50%-7%,
due 1/15/36-10/15/37, value $52,654,235)	4.95	400,000,000	400,000,000
Greenwich Capital Markets
dated 10/31/07, due 11/1/07 in the amount of
$400,054,889 (fully collateralized by $1,059,586,576
Federal Home Loan Mortgage Corp., 0%-8.873%, due
2/15/22-10/15/37, value $234,960,427, $249,388,370
Federal National Mortgage Association, 0%-3.838%, due
4/25/24-8/25/37, value $146,478,550 and $46,198,489
Government National Morgage Association, 0%, due
2/20/34-10/16/37, value $26,564,287)	4.94	400,000,000	400,000,000
HSBC USA Inc
dated 10/31/07, due 11/1/07 in the amount of
$400,055,000 (fully collateralized by $324,164,497
Federal Home Loan Mortgage Corp., 0%-9.053%, due
11/15/07-3/15/37, value $194,041,334, $521,235,633
Federal National Mortgage Association, 0%-33.985%, due

7/25/17-1/25/48, value $172,668,313 and $40,926,884
Government National Mortgage Association, 6%, due
10/15/37-10/20/37, value $41,293,167)	4.95	400,000,000	400,000,000
Merrill Lynch & Co. Inc.
dated 10/31/07, due 11/1/07 in the amount of
$400,054,778 (fully collateralized by $568,321,425
Federal Home Loan Mortgage Corp., 0%-6%, due
5/15/22-10/15/37, value $52,925,944, $358,037,090
Federal National Mortgage Association, 0%-6%, due
3/25/18-1/25/39, value $45,948,612 and $304,405,000
Government National Mortgage Association, 6%, due
10/15/37, value $309,126,710)	4.93	400,000,000	400,000,000
Morgan Stanley
dated 10/31/07, due 11/1/07 in the amount of
$100,013,667 (fully collateralized by $101,535,000
Federal Agricultural Mortgage Corp., 4.875%-5.50%, due
1/14/11-4/19/17, value $102,503,094)	4.92	100,000,000	100,000,000
UBS Securities LLC
dated 10/31/07, due 11/1/07 in the amount of
$29,003,971 (fully collateralized by $50,585,860
Federal National Mortgage Association, 4.50%-5.50%,
due 7/1/20-6/1/33, value $29,580,450)	4.93	29,000,000	29,000,000
Total Repurchase Agreements
(cost $2,518,000,000)			2,518,000,000
Total Investments (cost $10,429,147,108)		100.3%	10,429,147,108
Liabilities, Less Cash and Receivables		(.3%)	(34,656,996)
Net Assets		100.0%	10,394,490,112

a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--104.3%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
11/6/07	4.70	60,000,000 a	60,000,000
11/9/07	4.75	50,000,000 a	49,999,787
11/12/07	4.94	100,000,000 a	100,000,000
12/31/07	4.62	20,030,000	19,877,438
1/2/08	4.62	44,925,000	44,571,415
4/1/08	4.70	50,000,000 a	50,000,000
4/11/08	4.74	100,000,000 a	99,987,093
5/27/08	4.74	100,000,000 a	99,988,377
6/9/08	4.71	60,000,000 a	60,000,000
7/21/08	4.76	50,000,000 a	49,993,112
8/7/08	4.69	5,500,000 a	5,498,821
8/21/08	4.71	10,000,000 a	10,000,489
11/17/08	4.71	100,000,000 a	99,992,416
4/24/09	4.78	100,000,000 a	100,000,000
Federal Home Loan Bank System:
11/1/07	4.40	224,000,000	224,000,000
11/2/07	4.96	210,000,000	209,971,331
11/7/07	5.19	60,000,000	59,948,800
11/9/07	5.20	150,000,000	149,828,944
11/14/07	4.74	50,000,000	49,915,049
11/16/07	5.20	49,061,000	48,956,132
11/23/07	5.02	125,000,000	124,621,111
12/17/07	5.53	130,000,000 a	129,956,763
12/22/07	5.06	19,700,000 a	19,696,464
1/16/08	4.70	150,000,000	148,527,500
2/22/08	4.98	165,000,000	162,477,746
3/5/08	4.98	109,000,000	107,160,625
3/10/08	4.74	50,000,000	49,164,028
3/24/08	5.18	5,000,000	4,954,384
8/15/08	4.58	2,000,000	2,011,464
8/25/08	4.60	77,440,000	77,598,927
9/17/08	4.37	100,000,000	100,274,200
Total Investments (cost $2,518,972,416)		104.3%	2,518,972,416
Liabilities, Less Cash and Receivables		(4.3%)	(104,026,685)
Net Assets		100.0%	2,414,945,731

a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)